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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10653
                         ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jerome Pfund, Chief Compliance Officer,   Montreal, Quebec, Canada,  November 11, 2011
-------------------------------------------   -------------------------  -----------------
                  [Signature]                        [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 64
                                        --------------------

Form 13F Information Table Value Total: $ 2,259,996
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

       ITEM 1             ITEM 2     ITEM 3     ITEM 4             ITEM 5            ITEM 6   ITEM 7            ITEM 8
---------------------- ----------- --------- ----------- ------------------------- ---------- ------ -----------------------------
                                             FAIR MARKET   SH/PRN  SH/PRN PUT/CALL INVESTMENT              VOTING AUTHORITY
       ISSUER             CLASS       CUSIP     VALUE      AMOUNT                  DISCRETION  MGRS            (SHARES)
                                                (000s)                                TYPE           (A)SOLE  (B)SHARED    (C)NONE
----------------------------------------------------------------------------------------------------------------------------------
3SBIO INC              SP ADR      88575Y105      14768   1237846  SH                 SOLE            1120339         0     117507
ACHILLION PHARMA       COMMON      00448Q201       3346    708817  SH                 SOLE             708817         0          0
ALEXION PHARM INC      COMMON      15351109       44260    690908  SH                 SOLE             639600         0      51308
ALIGN TECH INC         COMMON      16255101       39031   2572934  SH                 SOLE             242086         0    2330848
AMARIN CORP PLC        SP ADR NEW  23111206       24420   2654400  SH                 SOLE            2478400         0     176000
AMGEN INC              COMMON      31162100      125354   2280815  SH                 SOLE            1124125         0    1156690
ANTHERA PHARMACEUT     COMMON      03674U102       3450    723175  SH                 SOLE             723175         0          0
ARIAD PHARMACEUTICAL   COMMON      04033A100      91326  10389799  SH                 SOLE            6531489         0    3858310
AUXILIUM PHARMACEUTI   COMMON      05334D107      19444   1297101  SH                 SOLE            1206792         0      90309
AVEO PHARMACUTICALS    COMMON      53588109       28190   1831695  SH                 SOLE            1725095         0     106600
BIOGEN IDEC INC        COMMON      09062X103     131305   1409603  SH                 SOLE             625135         0     784468
BIOMARIN PHARMAC INC   COMMON      09061G101     112960   3544406  SH                 SOLE            1744470         0    1799936
BIOSPECIFICS TECH CO   COMMON      90931106        2529    156710  SH                 SOLE             156710         0          0
CARDIONET INC          COMMON      14159L103       2298    766139  SH                 SOLE             766139         0          0
CARDIOVASCULAR SYS     COMMON      141619106       3673    322486  SH                 SOLE             322486         0          0
CELGENE CORP           COMMON      151020104      54093    873736  SH                 SOLE             757200         0     116536
CHINA CORD BLOOD       COMMON      G21107100        452    150081  SH                 SOLE                  0         0     150081
CHINA KANGHUI HLDG     SP ADR      16890V100        359     18412  SH                 SOLE                  0         0      18412
COVIDIEN PLC           SHS         G2554F113      60027   1361158  SH                 SOLE             119096         0    1242062
DENDREON CORP          COMMON      24823Q107      13662   1518000  SH                 SOLE            1413300         0     104700
DEXCOM INC             COMMON      252131107      26637   2219779  SH                 SOLE             882059         0    1337720
DR REDDYS LABS LTD     ADR         256135203      15109    507029  SH                 SOLE             463090         0      43939
EDWARDS LIFESCIENCE    COMMON      28176E108      33803    474222  SH                 SOLE              46604         0     427618
ELI LILLY & CO         COMMON      532457108      51458   1391877  SH                 SOLE             115277         0    1276600
ENDOCYTE INC           COMMON      29269A102       7772    733200  SH                 SOLE             733200         0          0
FLUIDIGM CORP DEL      COMMON      34385P108       2438    175000  SH                 SOLE             175000         0          0
GILEAD SCIENCES INC    COMMON      375558103      44851   1155958  SH                 SOLE            1068200         0      87758
GIVEN IMAGING          ORD SHS     M52020100      23212   1538243  SH                 SOLE             602015         0     936228
HEARTWARE INTL INC     COMMON      422368100      20988    325851  SH                 SOLE              30774         0     295077
HOSPIRA INC            COMMON      441060100      20271    547866  SH                 SOLE             447951         0      99915
HUMAN GENOME SCI       COMMON      444903108      18422   1451700  SH                 SOLE            1348800         0     102900
ILLUMINA INC           COMMON      452327109      23815    582000  SH                 SOLE             539400         0      42600
INCYTE CORPORATION     COMMON      45337C102      57957   4148693  SH                 SOLE            2868328         0    1280365
INSULET CORP           COMMON      45784P101        256     16800  SH                 SOLE              16800         0          0
INTERMUNE INC          COMMON      45884X103     103485   5123035  SH                 SOLE            2835743         0    2287292
LIFE TECHNOLOGIES      COMMON      53217V109      33934    883003  SH                 SOLE             808200         0      74803
LUMINEX CORP DEL       COMMON      55027E102      35470   1599918  SH                 SOLE            1481494         0     118424
MEDIVATION INC         COMMON      58501N101      22746   1339555  SH                 SOLE            1244455         0      95100
MERCK & CO INC         COMMON      58933Y105      78897   2412025  SH                 SOLE             204280         0    2207745
MINDRAY MEDICAL INTL   SP ADR      602675100        312     13215  SH                 SOLE                  0         0      13215
MYLAN INC              COMMON      628530107      93244   5488156  SH                 SOLE            1813274         0    3674882
NANOSPHERE INC         COMMON      63009F105       2677   2676744  SH                 SOLE            2676744         0          0
NOVARTIS AG            SP ADR      66987V109        714     12800  SH                 SOLE              12800         0          0
NOVO-NORDISK AS        ADR         670100205       2569     25815  SH                 SOLE              11618         0      14197
ONYX PHARMACEUTICALS   COMMON      683399109     103967   3464410  SH                 SOLE            1676473         0    1787937
OPTIMER PHARMA         COMMON      68401H104      38995   2817555  SH                 SOLE            2657555         0     160000
PERRIGO CO             COMMON      714290103      84752    872746  SH                 SOLE             347816         0     524930
PHARMACYCLICS INC      COMMON      716933106       8819    745490  SH                 SOLE             745490         0          0
PHARMASSET             COMMON      71715N106      68900    836474  SH                 SOLE             775674         0      60800
SAGENT PHARMACEUTI     COMMON      786692103      15971    789064  SH                 SOLE             738264         0      50800
SAVIENT PHARMA         COMMON      80517Q100      19416   4735654  SH                 SOLE            4073314         0     662340
SEQUENOM INC           COM NEW     817337405      32563   6384828  SH                 SOLE            3312310         0    3072518
SHIRE PLC              SP ADR      82481R106      17697    188403  SH                 SOLE             176556         0      11847
ST JUDE MEDICAL INC    COMMON      790849103      48813   1348811  SH                 SOLE             119560         0    1229251
STRYKER CORP           COMMON      863667101      47271   1003001  SH                 SOLE              94330         0     908671
TEVA PHARMACEUTICAL    ADR         881624209      14592    392049  SH                 SOLE             368247         0      23802
THERAVANCE INC         COMMON      88338T104      27616   1371178  SH                 SOLE            1274778         0      96400
THORATEC LABS CORP     COMMON      885175307      23207    711014  SH                 SOLE             102453         0     608561
TRIUS THERAPEUTIC      COMMON      89685K100       7008   1112320  SH                 SOLE            1112320         0          0
UNITED THERAPEUTICS    COMMON      91307C102      86957   2319479  SH                 SOLE             967968         0    1351511
VALEANT PHARMA INTL    COMMON      91911K102       4239    114200  SH                 SOLE             114200         0          0
VARIAN MED SYS INC     COMMON      92220P105      56748   1087955  SH                 SOLE              91489         0     996466
VERTEX PHARMACEUTICL   COMMON      92532F100      39613    890988  SH                 SOLE             824181         0      66807
WATSON PHARMACEUTCLS   COMMON      942683103      16868    247150  SH                 SOLE             231605         0      15545